Consolidated Statements Of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement Of Income And Comprehensive Income [Abstract]
Net income		$ 81,520	$ 92,336	$ 176,067
Other comprehensive income:
Changes in unrealized gains/(losses) on available-for-sale securities	[1],[2]	5,803	1,389	1,838
Changes in unrealized gains on cash flow hedging instruments, net of tax	[1],[3]	7,288	1,088	2,141
Foreign currency translation adjustment, net of tax	[1]	(12,600)	(3,679)	(7,280)
Total other comprehensive income/(loss), net of tax	[1]	491	(1,202)	(3,301)
Comprehensive income		$ 82,011	$ 91,134	$ 172,766

[1]	Net of taxes of $0.3 million, $0.7 million, and $2.1 million for the years ended December 31, 2016, 2015, and 2014, respectively.
[2]	There were no reclassifications to earnings of realized gains for the year ended December 31, 2016. Amounts are net of reclassifications to earnings of realized gains of $2.1 million and $2.3 million for the years ended December 31, 2015 and 2014, respectively.
[3]	Amounts are net of reclassifications to earnings of losses of $5.4 million, $3.8 million, and $6.1 million for the years ended December 31, 2016, 2015, and 2014, respectively.